Authorization and Basis of Preparation - Additional Information (Detail) - $ / $	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Revenue And Expense Net [Line Items]
Employee benefits provision	29.00%	35.00%
Currency exchange rate	20.2683
U.S
Other Revenue And Expense Net [Line Items]
Currency exchange rate	20.2683	16.9220
U.S. dollar
Other Revenue And Expense Net [Line Items]
Currency exchange rate	20.2683	16.9220